Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 30, 2012
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share (“EPS”):

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$ (27,463)	$ (20,950)	$ (25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)

Net loss	$ (29,803)	$ (21,649)	$ (26,044)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securities, including restricted share grants	—	—	—

Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share—basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Income (loss) from discontinued operations, net of taxes	(0.04)	(0.01)	(0.01)

Net loss	$ (0.51)	$ (0.37)	$ (0.45)